Investment Securities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Available for sale, Amortized cost	$ 34,848,831	$ 23,777,291
Available for sale, Unrealized gains	82,651	133,331
Available for sale, Unrealized losses	545,543	266,038
Available for sale, Fair value	34,385,939	23,644,584
Held to maturity, Amortized cost	17,987,628	16,604,067
Held to maturity, Unrealized gains		346,879
Held to maturity, Unrealized losses		64,049
Held to maturity, Fair value	17,833,799	16,886,897
U. S. government agency [Member]
Held to maturity, Amortized cost		2,960,758
Held to maturity, Unrealized gains		1,373
Held to maturity, Unrealized losses		33,231
Held to maturity, Fair value		2,928,900
Mortgage-backed securities [Member]
Available for sale, Amortized cost	30,544,941	22,524,260
Available for sale, Unrealized gains	20,139	37,120
Available for sale, Unrealized losses	501,545	266,038
Available for sale, Fair value	30,063,535	22,295,342
SBA pools [Member]
Available for sale, Amortized cost	2,280,415
Available for sale, Unrealized gains	0
Available for sale, Unrealized losses	16,581
Available for sale, Fair value	2,263,834
Mutual fund [Member]
Available for sale, Amortized cost	507,612
Available for sale, Unrealized gains	0
Available for sale, Unrealized losses	15,369
Available for sale, Fair value	492,243
State and municipal [Member]
Available for sale, Amortized cost	1,515,863	1,253,031
Available for sale, Unrealized gains	62,512	96,211
Available for sale, Unrealized losses	12,048	0
Available for sale, Fair value	1,566,327	1,349,242
Held to maturity, Amortized cost	17,987,628	13,643,309
Held to maturity, Unrealized gains	163,239	345,506
Held to maturity, Unrealized losses	317,068	30,818
Held to maturity, Fair value	$ 17,833,799	$ 13,957,997